GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2018
GENERAL AND ADMINISTRATIVE EXPENSE
GENERAL AND ADMINISTRATIVE EXPENSE

10) GENERAL AND ADMINISTRATIVE EXPENSE

($ thousands)	2018	2017	2016
General and administrative expense	$49,943	$50,544	$59,773
Share-based compensation expense(1)	25,840	23,757	26,546
General and administrative expense	$75,783	$74,301	$86,319

(1)	Includes cash and non-cash share-based compensation.